Net Loss Per Share	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Net Loss Per Share [Abstract]
Net loss per share
27	Net loss per share

The components of basic and diluted loss per share were as follows: (In USD, except loss per share)

	Three months ended December 31,		Nine months ended December 31,
(In USD, except loss per share)	2024	2023	2024	2023
Net loss available for common shareholders (A)	$(7,922,063)	$14,425,439	$(13,805,617)	$(26,757,978)
Weighted average outstanding shares of common stock (B)	111,175	2,135	70,326	1,232
Dilutive effect of potentially dilutive outstanding securities	-	6,430	-	-
Common stock and common stock equivalents (C)	111,175	8,565	70,326	1,232
Loss per share
Basic (A/B)	$(71.26)	$6,757.63	$(196.31)	$(21,717.35)
Diluted (A/C)	$(71.26)	$1,684.29	$(196.31)	$(21,717.35)

Share related amounts have been retroactively adjusted to reflect this reverse stock-split for all periods presented.

Since the Company was in a loss position for the three months and nine months ended December 31, 2024 and nine months ended December 31, 2023, basic loss per share was same as diluted net loss per share for the periods presented. The following potentially dilutive outstanding securities as of December 31, 2024 and December 31, 2023 were excluded from the computation of diluted loss per share except for three months ended December 31,2023, because their effect would have been anti-dilutive for the periods presented, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period.

	Three months ended December 31,		Nine months ended December 31,
	2024	2023	2024	2023
Convertible preferred stock	-	-	-	-
Preferred stock warrants	-	-	-	-
Stock options*	11	1	11	1
SSCPN	-	-	-	-
Public warrants	11,500,000	11,500,000	11,500,000	11,500,000
Private warrants*	19,416	644	19,416	214
Unsecured convertible note	-	35	-	12
Warrants issued along with redeemable promissory note	75,000	-	55,909	-
Warrants issued in November 2024 and December 2024 offering	204,551	-	68,432	-
Total	11,798,977	11,500,680	11,643,768	11,500,226

*	The computation of diluted earnings per common share excludes the 11 common stock options (204 prior to Second Reverse Stock Split and 20,425 prior to First Reverse Stock Split) for the three months and nine months ended December 31, 2024 respectively and 1 common stock option (7 prior to Second Reverse Stock Split and 674 prior to First Reverse Stock Split) for the three months and 1 common stock option (2 prior to Second Reverse Stock Split and 224 prior to First Reverse Stock Split) for the nine months ended December 31, 2023 respectively and the 19,416 private warrants (380,011 prior to Second Reverse Stock Split and 37,956,206 prior to First Reverse Stock Split) for the three months and nine months ended December 31, 2024 respectively and 35 private warrants (12,876 prior to Second Reverse Stock Split and 1,287,616 prior to First Reverse Stock Split) for the three months and 12 private warrants (4,276 prior to Second Reverse Stock Split and 427,639 prior to First Reverse Stock Split) for nine months ended December 31, 2023 respectively.

29	Net loss per share

The components of basic and diluted loss per share were as follows:

(In USD, except loss per share)
	March 31, 2024	March 31, 2023
Net loss available for common shareholders (A)	$(34,277,252)	$(62,032,076)
Weighted average outstanding shares of common stock (B)	8,927	804
Dilutive effect of stock-based awards	-	-
Common stock and common stock equivalents (C)	8,927	804
Loss per share
Basic (A/B)	$(3,839.73)	$(77,145.64)
Diluted (A/C)	$(3,839.73)	$(77,145.64)

Share related amounts have been retroactively adjusted to reflect the Reverse Stock-split for all periods presented.

Since the Company was in a loss position for the year ended March 31, 2024 and March 31, 2023 basic loss per share was same as diluted net loss per share for the periods presented. The following potentially dilutive outstanding securities as of March 31, 2024 and March 31, 2023 were excluded from the computation of diluted loss per share because their effect would have been anti-dilutive for the periods presented, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period.

As at	March 31, 2024	March 31, 2023
Convertible preferred stock	-	3,201,201
Preferred stock warrants	-	1,037,177
Stock options	11	8
SSCPN	-	15,307
Public warrants	11,500,000	-
Private warrants	19,416	-
Unsecured convertible note	1,653	-
Derivative financial instruments	-	18,369
Total	11,521,080	4,272,062

*	The computation of diluted earnings per common share excludes the 11 common stock options (204 prior to Second Reverse Stock Split and 20,425 prior to First Reverse Stock Split) for the period ended March 31, 2024 and 8 common stock options (146 prior to Second Reverse Stock Split and 14,645 prior to First Reverse Stock Split) for the period ended March 31, 2023 and the 19,416 private warrants (380,011 prior to Second Reverse Stock Split and 37,956,206 prior to First Reverse Stock Split) for the period ended March 31, 2024 and NIL private warrants for the period ended March 31, 2023 and 1,653 (33,058 prior to the Second Reverse Stock Split and 3,305,765 prior to First Reverse Stock Split) shares issuable upon conversion of unsecured converstible note for the year ended March 31, 2024 and Nil for the year ended March 31, 2023.